Leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Lease, Cost [Table Text Block]
The components of lease expense are as follows (in millions):

Three months ended March 31, 2019
Long-term operating lease cost	$1.1
Short-term operating lease cost	0.2
Sublease income	(0.1)
Total operating lease cost	$1.2

Assets and Liabilities, Lessee [Table Text Block]
Supplemental balance sheet information related to the Company's operating leases is as follows (in millions, except lease term and discount rate):

March 31, 2019
Operating lease right-of-use assets (included in Other assets on the Condensed Consolidated Balance Sheet)	$12.3

Current lease liability (included in Accrued liabilities on the Condensed Consolidated Balance Sheet)	$3.5
Long-term lease liability (included in Other liabilities on the Condensed Consolidated Balance Sheet)	10.2
Total operating lease liabilities	$13.7

Weighted-average remaining lease term (in years)	6.95

Estimated incremental borrowing cost on a secured basis for similar terms as the underlying lease.	8.25%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities of lease liabilities as of March 31, 2019 were as follows (in millions):

Year Ending December 31,
2019 (excluding the three months ended March 31, 2019)	$3.5
2020	3.3
2021	1.5
2022	1.4
2023	1.4
Thereafter	7.2
Total lease payments	18.3
Less imputed interest	(4.6)
Total	$13.7